Tax on Profit/(Loss) for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Tax on Profit/Loss and Deferred Tax
2018	2017	2016
	(EUR’000)
Tax on profit/(loss) for the year:
Current tax (expense)/income	394	477	227

	394	477	227

Tax for the year can be explained as follows:
Profit/(loss) before tax	(130,491)	(124,374)	(68,732)
Tax at the Danish corporation tax rate of 22%	28,708	27,362	15,121

Tax effect of:
Non-deductible costs	(4,327)	(1,553)	(1,153)
Additional tax deductions	4,074	356	65
Share of profit/(loss) of associate	(71)	—	—
Unrecognized deferred tax from associate	(2,312)	—	—
Tax credits	—	(1,028)	(740)
Other effects including effect of different tax rates	143	598	266
Valuation adjustments on deferred tax assets	(25,821)	(25,258)	(13,332)

Tax on profit/(loss) for the year	394	477	227
Effective tax rate	(0.30)%	(0.38)%	(0.33)%

No changes to deferred tax has been recognized in the consolidated statement of profit or loss for 2018, 2017 or 2016.

	2018	2017	2016
	(EUR’000)
Specification of Deferred Tax Asset
Tax deductible losses	(74,120)	(52,084)	(27,188)
Deferred income	(3,092)	(86)	(144)
Other temporary differences	(1,324)	(545)	(124)
Valuation allowances	78,536	52,715	27,456

Total Deferred Tax Asset at December 31	0	0	0